United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2015

Date of reporting period: October 31, 2014

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULES OF INVESTMENTS.

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

October 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Brazil—9.22%
Common Stocks—(Cost $1,830)
Abril Educacao S.A.	29,200	$135
BRF—Brasil Foods S.A.A	4,000	104
Cia Providencia Industria e Comercio S.A.	1,200	4
Cielo S.A.	10,600	174
Companhia Brasileira de Distribuição (Pao de Acucar), Sponsored ADRB	2,105	88
Companhia Energetica de Minas Gerais, CEMIG S.A., Sponsored ADRB	12,685	73
CVC Brasil Operadora e Agencia de Viagens S.A.	21,800	131
FII BTG Pactual Corp. Office FundC	4,502	206
GAEC Educacao S.A.	16,700	213
Kroton Educacional S.A.	27,200	194
Linx S.A.	3,200	66
Qualicorp S.A.A	2,400	24
Sao Martinho S.A.	2,400	38
Ser Educacional S.A.	17,300	188
Telefonica Brasil S.A., ADRB	5,160	105
TIM Participacoes S.A.	5,500	30
Totvs S.A.	5,400	79
Via Varejo S.A.A D	13,300	128

Total Common Stocks		1,980

Preferred Stocks—(Cost $407)
AES Tiete S.A.	5,000	38
Cia Brasileira de Distribuicao Grupo Pao de Acucar	400	17
Cia de Gas de Sao Paulo	6,100	120
Cia Paranaense de Energia	2,000	28
Net Servicos de Comunicacao S.A.A	2,358	45
Telefonica Brasil S.A.	6,100	124

Total Preferred Stocks		372

Total Brazil		2,352

Chile—2.43%
Common Stocks—(Cost $655)
Banco de Chile, ADRB	1,212	90
Banco Santander Chile S.A., ADRB	3,540	75
Compania Cervecerias Unidas S.A., Sponsored ADRB	8,054	172
Empresa Nacional de Electricidad S.A., Sponsored ADRB	5,170	241
Vina Concha y Toro S.A., Sponsored ADRB	1,112	41

Total Chile		619

	Shares	Fair Value
		(000’s)
Colombia—0.66%
Common Stocks—(Cost $256)
Ecopetrol S.A., Sponsored ADRB	6,274	$168

Czech Republic—0.62%
Common Stocks—(Cost $165)
CEZ A.S.E	5,421	150
Telefonica Czech Republic A.S.	737	8

Total Czech Republic		158

Egypt—0.60%
Common Stocks—(Cost $139)
Eastern TobaccoE	3,068	74
Egyptian International PharmaceuticalsE	492	5
Global Telecom Holding, GDRA E F	13,071	40
Global Telecom Holding SAEA	1,095	3
Oriental WeaversE	1,503	11
Sidi Kerir Petrochemicals Co.E	3,417	9
Telecom EgyptE	5,457	10

Total Egypt		152

Greece—0.20%
Common Stocks—(Cost $91)
Athens Water Supply & Sewage Co.E	7,267	50

Hong Kong/China—12.86%
Common Stocks—(Cost $3,012)
Agricultural Bank of China HE	508,000	237
Anhui Expressway Co., Ltd. HE	50,000	31
Baidu, Inc., Sponsored ADRA B	24	6
Bank of China Ltd. HE	174,000	83
China Construction Bank HE	299,000	223
China Everbright Bank Co., Ltd. HE	127,000	62
China Life Insurance Co., Ltd. HE	1,000	3
China Mobile Ltd.E	20,500	255
China Petroleum & Chemical Corp. HE	164,000	143
China Shenhua Energy Co., Ltd.E	70,500	198
China Telecom Corp., Ltd. HE	400,000	255
China Travel International Investment Hong Kong Ltd.E	102,000	32
China Unicom Hong Kong Ltd.E	134,000	200
CNOOC Ltd.E	32,000	50
Datang International Power Generation Co. Ltd.E	162,000	85
Fuguiniao Co. LtdE	11,200	14
Goldlion Holdings Ltd.E	14,000	6
Hopewell Highway Infrastructure Ltd.E	55,500	27
Huandian Power International Corp. HE	30,000	23

	Shares	Fair Value
		(000’s)
Huaneng Power International, Inc.E	114,000	$141
Huishang Bank Corp., Ltd. HE	137,000	59
Industrial & Commercial Bank of China Ltd. HE	225,000	148
Jiangsu Expressway Co., Ltd. HE	66,000	73
NetEase, Inc., ADRB	579	55
People’s Insurance Co., Group HE	213,000	91
PetroChina Co., Ltd. HE	188,000	236
Ports Design Ltd.A E	50,500	18
Shanghai Jin Jiang International Hotels Group Co., Ltd.E	88,000	30
Shenzhen Expressway Co., Ltd. HE	90,000	58
Sinopharm Group Co.E	14,800	58
Sun Art Retail Group Ltd.E	65,000	70
Tencent Holdings Ltd.E	9,500	151
Travelsky Technology Ltd. HE	93,000	97
WuXi PharmaTech Cayman, Inc., ADRA B	270	10
Xinhua Winshare Publishing and Media Co., Ltd. HE	57,000	53

Total Hong Kong/China		3,281

Hungary—0.56%
Common Stocks—(Cost $159)
Magyar Telekom Telecommunications PLCE G	53,161	73
Richter Gedeon NyrtE	4,516	69

Total Hungary		142

India—4.01%
Common Stocks—(Cost $813)
Dr Reddys Laboratories Ltd., ADRB	4,899	256
Infosys Technologies Ltd., Sponsored ADRB	3,926	263
Tata Motors Ltd., Sponsored ADRB	5,081	239
Wipro Ltd., ADRB	9,614	117
WNS Holdings Ltd., ADRA B	7,261	147

Total India		1,022

Indonesia—1.04%
Common Stocks—(Cost $258)
Multipolar Technology Tbk PTE	998,400	84
Sarana Meditama Metropolitan Tbk PTA	97,500	22
Sawit Sumbermas Sarana Tbk PTE	489,800	50
Siloam International Hospitals Tbk PTA E	46,800	54
Telekomunikasi Indonesia Persero Tbk PTE	234,200	54

Total Indonesia		264

Malaysia—8.28%
Common Stocks—(Cost $2,031)
AMMB Holdings BhdE	48,700	100
Axiata Group BhdE	106,900	230

	Shares	Fair Value
		(000’s)
British American Tobacco BhdE	5,600	$118
DiGi.Com BhdE	127,900	242
Dutch Lady Milk Industries BhdE	300	4
Fraser & Neave Holdings BhdE	2,500	12
Hartalega Holdings BhdE	1,300	3
IHH Healthcare BhdE	89,900	135
Kossan Rubber IndustriesE	3,400	5
Malayan Banking BhdE	28,100	83
Maxis BhdE	96,500	198
Mega First Corp., BhdE	10,200	8
Nestle Malaysia BhdE	8,200	171
NTPM Holdings BhdE	9,800	2
Panasonic Manufacturing Malaysia BhdE	1,400	8
PBA Holdings BhdE	23,200	9
Petronas Chemicals Group BhdE	47,500	89
Pharmaniaga BhdE	13,900	20
Public Bank BhdE	20,900	118
Sime Darby BhdE	61,100	180
Star Publications BhdE	43,100	34
Telekom Malaysia BhdE	109,200	240
Tenaga Nasional BhdE	16,500	67
Tenaga Nasional Bhd, Sponsored ADRB	543	9
VS Industry BhdE	15,300	12
YTL Power International BhdE	30,765	15

Total Malaysia		2,112

Mexico—9.14%
Common Stocks—(Cost $2,001)
America Movil, S.A.B. de C.V., Series L, ADRB	5,056	123
America Movil, S.A.B. de C.V., Series L	97,148	119
Controladora Commercial Mexicana, S.A.B. de C.V.D	37,711	149
Corp Actinver S.A.B. de C.V.	3,108	4
Embotelladoras Arca, S.A.B. de C.V.	34,562	223
Gruma S.A.B. de C.V., Sponsored ADRB	3,389	149
Grupo Aeromexico S.A.B. de C.V.A	58,592	92
Grupo Aeroportuario del Pacific	1,974	13
Grupo Financiero Interacciones S.A. de C.V.	27,820	227
Grupo Industrial Maseca S.A.B. de C.V.	15,518	24
Grupo Lala S.A.B. de C.V.	76,014	173
Grupo Lamosa SAB de CV	10,312	23
Grupo Sanborns S.A. de C.V.	4,112	7
Grupo Sports World, S.A.B. de C.V.A	56,823	108
Grupo Televisa S.A., Sponsored ADRB	4,671	169
Industrias Bachoco S.A.B. de C.V.	46,125	234
Infraestructura Energetica Nova S.A.B. de C.V.	30,281	185
Megacable Holdings S.A.B. de C.V.A D	25,646	117
Organizacion Cultiba S.A.B. de C.V.	12,353	19
Organizacion Soriana S.A.B. de C.V.	17,451	57
Prologis Property Mexico SA de CVC	55,802	116

Total Mexico		2,331

	Shares	Fair Value
		(000’s)
Panama—0.69%
Common Stocks—(Cost $177)
Avianca Holdings S.A., Sponsored ADRB	11,802	$176

Peru—1.07%
Common Stocks—(Cost $242)
Credicorp Ltd.	1,542	248
Edelnor S.A.	11,426	22
Enersur S.A.	1,343	4

Total Peru		274

Philippines—3.38%
Common Stocks—(Cost $852)
Aboitiz Power Corp.E	193,200	178
ABS-CBN Broadcasting Corp., PDRE L	63,000	65
China Banking Corp.E	5,184	6
Globe Telecom, Inc.E	5,445	204
Lopez Holdings Corp.E	198,100	29
Pepsi-Cola Products Philippines, Inc.E	138,900	15
Philippine Long Distance Telephone Co.E	3,020	211
Philweb Corp.E	54,900	6
San Miguel Pure Foods Co.E	11,510	59
Universal Robina Corp.E	21,720	90

Total Philippines		863

Poland—4.52%
Common Stocks—(Cost $1,100)
Alumetal S.A.A E	1,727	22
Amica Wronki S.A.E	320	10
Asseco Poland S.A.E	17,088	254
Enea S.A.E	9,389	45
Energa S.A.E	30,589	227
Netia S.A.A E	11,946	20
Neuca S.A.E	134	9
Orange Polska S.A.E	66,414	199
PGE S.A.E	17,999	118
PKP Cargo S.A.E	6,545	155
Powszechny Zaklad Ubezpieczen S.A.E	274	41
Zaklady Lentex S.A.E	2,609	7
Zespol Elektrowni PAK S.A.E	5,052	47

Total Poland		1,154

Russia—1.72%
Common Stocks—(Cost $562)
Cherkizovo Group OJSCA E	1,121	13
Gazprom NEFT, Sponsored ADRB E	1,892	34
Gazprom OAO, Sponsored ADRB E	4,246	28
Lukoil OAO, Sponsored ADRB E	1,736	85
Mobile TeleSystems OJSC, Sponsored ADRB H	5,337	76

	Shares	Fair Value
		(000’s)
Rosneft Oil Co., Reg S, GDRE F I	5,896	$33
Rostelecom, Sponsored ADRB E	3,838	57
Sistema JSFC, Sponsored Reg S GDRE F I	1,041	8
Surgutneftegas OAO, Sponsored ADRB E	15,620	104

Total Russia		438

South Africa—11.41%
Common Stocks—(Cost $2,619)
Aeci Ltd.E	3,896	44
Aspen Pharmacare Holdings Ltd.E	1,115	40
Astral Foods Ltd.E	8,925	123
Attacq Ltd.A E	6,597	13
AVI Ltd.E	24,483	159
Clicks Group Ltd.E	20,113	137
Clover Industries Ltd.E	72,845	130
Datatec Ltd.E	7,891	40
EOH Holdings Ltd.E	16,500	161
FirstRand Ltd.E	11,455	49
Illovo Sugar Ltd.E	16,652	40
Life Healthcare Group Holdings Ltd.E	17,438	66
Mediclinic International Ltd.E	18,461	165
Mondi Ltd.E	1,939	32
MTN Group Ltd.E	10,984	243
Netcare Ltd.E	74,584	226
Omnia Holdings Ltd.E	4,763	95
Pick n Pay Holdings Ltd.E	18,924	40
Pick n Pay Stores Ltd.E	28,773	139
Pioneer Foods Ltd.E	4,235	46
Quantum Foods HoldingsA	4,235	1
Sasol Ltd.E	3,767	188
Standard Bank Group Ltd.E	5,570	70
Steinhoff International Holdings Ltd.E	28,557	146
Sun International Ltd.E	2,902	32
Telkom S.A. Ltd.A E	5,073	27
Tongaat Hulett Ltd.E	13,776	181
Vodacom Group Pty. Ltd.E	16,380	199

Total Common Stocks		2,832

Preferred Stocks—(Cost $87)
Barclays Africa Group Ltd.E	1,084	80

Total South Africa		2,912

South Korea—8.65%
Common Stocks—(Cost $2,068)
Amorepacific Corp.E	63	136
BGF Retail Co., Ltd.A E	1,860	119
Busan City Gas Co., Ltd.E	721	28
BYC Co. LtdE	37	10
Daehan Flour Mills Co., Ltd.A E	206	39
Daesung Energy Co., Ltd.E	8,599	51
Dong-Il Corp.A E	564	48
E1 Corp.E	208	14
e-Credible Co. LtdE	2,798	24
Eugene Investment & Securities Co., Ltd.A E	3,510	6
GMB Korea Corp.E	4,370	26

	Shares	Fair Value
		(000’s)
Hanwha Corp.E	1,807	$46
Hyundai Motor Co.E	89	14
Ilshin Spinning Co., Ltd.E	96	18
Industrial Bank of KoreaE	5,436	80
Jinro Distillers Co. LtdE	828	25
Kia Motors Corp.E	1,050	51
KleanNara Co., Ltd.A E	2,682	13
Korea Electric Power Corp.E	1,770	77
KT Corp.E	6,746	207
LG Display Co., Ltd., ADRB	11,898	179
LG Electronics, Inc.E	730	45
Lotte Chilsung Beverage Co., Ltd.E	37	59
LS Networks Co., Ltd.A E	780	3
POSCOE	397	114
Sam Young Electronics Co., Ltd.E	10,930	121
Samchully Co., Ltd.E	612	87
Samsung Electronics Co., Ltd.E	136	157
Samyang Corp.E	1,200	78
Samyang Genex Co., Ltd.E	324	38
Seoyeon Co. LtdE	1,320	19
Shinsegae Information & Communication Co., Ltd.E	1,571	137
SK Telecom Co., Ltd.E	523	131
Telcoware Co., Ltd.A E	500	6

Total South Korea		2,206

Taiwan—9.82%
Common Stocks—(Cost $2,394)
Ability Enterprise Co., Ltd.E	26,000	13
Advanced International Multitech Co., Ltd.E	2,000	1
Charoen Pokphand Foods PCLE J	18,900	16
China Bills Finance Corp.E	22,000	8
China Steel Corp.E	186,300	161
China Synthetic RubberE	94,000	97
Chunghwa Telecom Co., Ltd.E	75,000	229
CSBC Corp., TaiwanE	6,000	3
Cyberlink Corp.E	56,000	162
Far EasTone Telecommunication Co., Ltd.E	94,000	209
Fine Blanking & Tool Co., Ltd.E	5,000	8
First Financial Holding Co., Ltd.E	322,070	198
Formosa Taffeta Co., Ltd.E	22,000	22
Great Wall Enterprise Co., Ltd.E	214,500	195
Greatek Electronics, Inc.E	141,000	177
HON HAI Precision Industry Co., Ltd.E	69,440	220
L&K Engineering Co., Ltd.E	10,000	8
Lien Hwa Industrial Corp.E	186,000	121
Microlife Corp.E	10,000	21
Promate Electronic Co., Ltd.E	17,000	20
Shihlin Electric & Engineering Corp.E	11,000	14
Stark Technology, Inc.E	12,000	11
Taichung Commercial BankE	143,973	48
Taiwan Cooperative Financial Holding Co., Ltd.E	245,050	131

	Shares	Fair Value
		(000’s)
Taiwan Semiconductor Manufacturing Co., Ltd.E	21,105	$79
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADRB	6,273	138
Taiwan Sogo Shin Kong SECE	17,170	22
Test-Rite International Co.E	26,000	17
Trade-Van Information Services Co.E	16,000	14
TTet Union Corp.E	12,000	29
Uni-President Enterprises Corp.E	31,000	53
Wowprime Corp.E	90	1
YC Co., Ltd.E	6,595	3
YungShin Global Holding Corp.E	30,000	55

Total Taiwan		2,504

Thailand—1.74%
Common Stocks—(Cost $405)
Advanced Information Technology PCL	45,100	54
Electricity Genera PCLE	25,600	136
Modernform Group PCLE	33,200	10
Ratchaburi Electricity Generating Holding PCL NVDRE K	9,300	17
Ratchaburi Electricity Generating Holding PCL, NVDRK	22,900	43
Sappe PCLA E	19,000	25
Thai Union Frozen Products PCLE	30,600	70
Thai Vegetable Oil PCL NVDRE K	127,700	88

Total Thailand		443

Turkey—0.07%
Common Stocks—(Cost $17)
Turkcell Iletisim Hizmetleri A.S.,A E	3,251	19

SHORT-TERM INVESTMENTS—2.64% (Cost $674)
JPMorgan U.S. Government Money Market Fund, Capital Class	673,879	674

TOTAL INVESTMENTS —95.33% (Cost $23,014)		24,314
OTHER ASSETS, NET OF LIABILITIES—4.68%		1,192

TOTAL NET ASSETS—100.00%		$25,506

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR—American Depositary Receipt.
C	REIT—Real Estate Investment Trust.
D	Par value represents units rather than shares.
E	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $16,030 or 63% of Net Assets.
F	GDR—Global Depositary Receipt.
G	PLC—Public Limited Company.
H	OJSC—Open Joint Stock Company.

I	Reg S—Security purchased under the Secrities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
J	PCL—Public Company Limited (Thailand).
K	NVDR—Non Voting Depositary Receipt.
L	PDR – Philippine Depository Receipt.

Futures Contracts Open on October 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets December Futures	Long	6	December, 2014	$304	$9

				$304	$9

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUND

October 31, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
BANK LOAN OBLIGATIONS—36.04%
Consumer—1.43%
Albertson’s LLC, 4.50%, Due 8/25/2021A	$500	$501

Energy—2.86%
Green Plains Processing LLC, 6.50%, Due 6/3/2020A	500	500
McJunkin Red Man Corp., 5.00%, Due 11/9/2019B	500	500

		1,000

Finance—1.45%
Capital Automotive LP, 6.00%, Due 4/30/2020C	500	508

Manufacturing—10.29%
AZ Chem US, Inc., 4.50%, Due 6/12/2021B	500	500
BMC Software Finance, Inc., 5.00%, Due 9/10/2020	500	494
Doosan Infracore International, Inc., 4.50%, Due 5/28/2021B	500	501
Magic Newco LLC, 5.00%, Due 12/12/2018A	500	502
Micro Focus International PLC,
4.75%, Due 10/7/2019D	60	58
4.75%, Due 10/7/2021D	50	48
Murray Energy Corp., 5.25%, Due 12/5/2019	500	496
Travelport Finance Luxembourg Sarl, 6.00%, Due 9/2/2021B	500	499
UTEX Industries, Inc., 5.00%, Due 5/22/2021B	500	498

		3,596

Service—17.14%
Acosta Holdco, Inc., 5.00%, Due 9/26/2021B	500	501
Carestream Health, Inc., 5.00%, Due 6/7/2019	500	501
Catalent Pharma Solutions, Inc., 4.50%, Due 5/20/2021B	500	500
Hudson’s Bay Company, 4.75%, Due 11/4/2020B	500	502
IKaria, Inc., 5.00%, Due 2/12/2021	500	501
IMG Worldwide, Inc., 5.25%, Due 5/6/2021	500	494
JC Penney Corp, Inc., 6.00%, Due 5/21/2018	500	494
Millennium Laboratiories, Inc., 5.25%, Due 4/15/2021	500	500
Ortho Clinical Diagnostics S.A., 4.75%, Due 6/30/2021	500	495
Scientific Games International, Inc., 6.00%, Due 10/1/2021B	500	490
WideOpenWest Finance LLC, 4.75%, Due 4/1/2019A B	500	500
Zebra Technologies Corp., 4.75%, Due 9/30/2021	500	505

		5,983

Transportation—1.43%
American Tire Distributors, Inc., 5.75%, Due 6/1/2018B	500	501

Utilities—1.44%
TPF II LLC, 5.50%, Due 10/2/2021A	500	502

Total Bank Loan Obligations (Cost $12,605)		12,591

CORPORATE OBLIGATIONS—61.89%
Consumer—0.71%
Cott Beverages, Inc., 5.375%, Due 7/1/2022E	250	248

Energy—5.01%
Approach Resources, Inc., 7.00%, Due 6/15/2021	500	460

	Par Amount	Fair Value
	(000’s)	(000’s)
Bristow Group, Inc., 6.25%, Due 10/15/2022	$350	$364
California Resources Corp., 5.50%, Due 9/15/2021E	500	510
Energy XXI Gulf Coast, Inc., 7.50%, Due 12/15/2021	500	415

		1,749

Finance—8.17%
American Equity Investment Life Holding Co., 6.625%, Due 7/15/2021	250	264
Fly Leasing Ltd., 6.75%, Due 12/15/2020	500	515
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, Due 8/1/2020C	500	525
Jefferies Finance LLC, 7.50%, Due 4/15/2021A E	500	498
Navient Corp., 5.50%, Due 1/15/2019	500	518
Ocwen Financial Corp., 6.625%, Due 5/15/2019E	295	277
Oxford Finance LLC, 7.25%, Due 1/15/2018A E	250	259

		2,856

Manufacturing—14.35%
AECOM Technology Corp., 5.75%, Due 10/15/2022E	500	526
AK Steel Corp., 8.375%, Due 4/1/2022	500	510
ArcelorMittal, 6.00%, Due 3/1/2021F	250	268
Bombardier, Inc., 6.00%, Due 10/15/2022E	500	513
Building Materials Corp., 5.375%, Due 11/15/2024E	250	251
Cemex SAB de CV, 7.25%, Due 1/15/2021E	500	539
FMG Resources August 2006 Property Ltd., 6.00%, Due 4/1/2017E	250	255
Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	250	268
IHS, Inc., 5.00%, Due 11/1/2022E	75	76
INEOS Group Holdings S.A., 6.125%, Due 8/15/2018E	500	504
Michael Baker International LLC, 8.25%, Due 10/15/2018A E	500	508
Reynolds Group Issuer LLC, 8.25%, Due 2/15/2021A	500	537
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019	250	259

		5,014

Service—20.32%
Ancestry.com, Inc., 9.625%, Due 10/15/2018E	500	499
Cablevision Systems Corp., 7.75%, Due 4/15/2018	500	556
Capella Healthcare, Inc., 9.25%, Due 7/1/2017	250	262
CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, Due 4/30/2021A	250	264
Community Health Systems, Inc., 8.00%, Due 11/15/2019	500	540
DISH DBS Corp., 5.125%, Due 5/1/2020	250	260
GameStop Corp., 5.50%, Due 10/1/2019E	500	504
GRD Holdings III Corp., 10.75%, Due 6/1/2019E	250	276
HealthSouth Corp., 5.75%, Due 11/1/2024	500	525
Landry’s Holdings II, Inc., 10.25%, Due 1/1/2018E	500	520
Lee Enterprises, Inc., 9.50%, Due 3/15/2022E	500	519
Peninsula Gaming LLC, 8.375%, Due 2/15/2018A E	500	527
Pinnacle Entertainment, Inc., 7.50%, Due 4/15/2021	500	533
Sinclair Television Group, Inc., 5.375%, Due 4/1/2021	250	251
Station Casinos LLC, 7.50%, Due 3/1/2021A	500	522
United Rentals North America, Inc., 6.125%, Due 6/15/2023	250	269
Viking Cruises Ltd., 8.50%, Due 10/15/2022E	250	271

		7,098

Telecommunications—10.37%
Altice S.A., 7.75%, Due 5/15/2022E	500	525
Avanti Communications Group PLC, 10.00%, Due 10/1/2019D E	500	483
Frontier Communications Corp., 7.125%, Due 3/15/2019	500	550
Sprint Nextel Corp., 6.00%, Due 11/15/2022	500	499
Telecom Italia SpA, 5.303%, Due 5/30/2024E	500	506
T-Mobile USA, Inc., 6.625%, Due 11/15/2020	500	527

	Par Amount	Fair Value
	(000’s)	(000’s)
Windstream Corp., 7.75%, Due 10/15/2020	$500	$533

		3,623

Utilities—2.96%
Calpine Corp., 5.375%, Due 1/15/2023	500	505
NRG Energy, Inc., 6.625%, Due 3/15/2023	500	528

		1,033

Total Corporate Obligations (Cost $21,584)		21,621

	Shares
SHORT-TERM INVESTMENTS—12.44% (Cost $4,346)
JPMorgan U.S. Government Money Market Fund, Capital Class	4,346,271	4,346

TOTAL INVESTMENTS —110.37% (Cost $38,536)		38,558
LIABILITIES, NET OF OTHER ASSETS—(10.37%)		(3,624)

TOTAL NET ASSETS—100.00%		$34,934

Percentages are stated as a percent of net assets.

A	LLC—Limited Liability Company.
B	PIK—Payment in Kind.
C	LP—Limited Partnership.
D	PLC—Public Limited Company.
E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $9,594 or 27.46% of net assets. The Fund has no right to demand registration of these securities.
F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

AMERICAN BEACON EARNEST PARTNERS EMERGING MARKETS EQUITY FUND

October 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Brazil—13.32%
Common Stocks—(Cost $642)
Banco Bradesco S.A. ADRA	9,579	$143
Cielo S.A.	12,800	210
Embraer S.A.	16,000	155
Natura Cosmeticos S.A.	4,100	60
Petroleo Brasileiro S.A., Sponsored ADRA B	6,057	71

Total Common Stocks		639

Preferred Stocks—(Cost $144)
Itau Unibanco Holding S.A., Sponsored ADRA	10,444	154

Total Brazil		793

Colombia—2.69%
Common Stocks—(Cost $159)
Bancolombia S.A., Sponsored ADR,A	2,824	160

Czech Republic—2.01%
Common Stocks—(Cost $127)
Komercni Banka A.S.,C	562	120

Hong Kong/China—31.10%
Common Stocks—(Cost $1,979)
Anhui Conch Cement Co., Ltd. HC	43,000	141
China BlueChemical Ltd. H	264,000	94
China Oilfield Services Ltd. HC	88,000	184
China Petroleum & Chemical Corp. H	158,000	137
China Shipping Container Lines Co., Ltd. HB	488,000	139
Dongfeng Motor Group Co., Ltd. HC	62,000	96
Great Wall Motor Co., H	31,000	135
Industrial & Commercial Bank of China Ltd. HC	186,000	123
Jiangxi Copper Co., Ltd. H	104,000	185
Mindray Medical International Ltd., Sponsored Class A, ADRA	4,106	120
Orient Overseas International Ltd.	30,000	170
Weichai Power Co., Ltd. HC	60,000	231
Zhejiang Expressway Co., Ltd. H	96,000	97

Total Hong Kong/China		1,852

India—5.46%
Common Stocks—(Cost $219)
HDFC Bank Ltd., ADRA	2,623	138
ICICI Bank Ltd., Sponsored ADRA	3,330	187

Total India		325

	Shares	Fair Value
		(000’s)
Indonesia—3.86%
Common Stocks—(Cost $215)
Bank Rakyat Indonesia Persero Tbk PT	132,500	$121
Indofood Sukses Makmur Tbk PT	192,000	109

Total Indonesia		230

Malaysia—1.71%
Common Stocks—(Cost $114)
AMMB Holdings Bhd,	49,300	102

Mexico—4.01%
Common Stocks—(Cost $248)
Controladora Commercial Mexicana, S.A.B. de C.V.,D	60,400	239

South Africa—5.69%
Common Stocks—(Cost $391)
African Rainbow Minerals Ltd.	5,429	67
Anglo American Platinum Ltd.B	784	25
Impala Platinum Holdings Ltd.	7,989	58
Investec Ltd.	20,707	189

Total South Africa		339

South Korea—13.26%
Common Stocks—(Cost $802)
CJ Corp.	1,081	176
Hyundai Mobis Co. Ltd.C	535	128
KT Corp.C	3,390	104
POSCOC	537	154
Samsung Electronics Co., Ltd.C	196	228

Total South Korea		790

Taiwan—6.35%
Common Stocks—(Cost $339)
Advanced Semiconductor Engineering, Inc.C	186,000	223
Uni-President Enterprises Corp.C	89,800	155

Total Taiwan		378

Thailand—3.17%
Common Stocks—(Cost $184)
Kasikornbank PCLE	16,300	120
PTT Global Chemical PCLE	36,500	69

Total Thailand		189

Turkey—2.40%
Common Stocks—(Cost $142)
Akbank T.A.S.	24,281	87
Turkiye Garanti Bankasi A.S.C	14,264	56

Total Turkey		143

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS—5.04% (Cost $300)
JPMorgan U.S. Government Money Market Fund, Capital Class	300,271	$300

TOTAL INVESTMENTS—100.07% (Cost $6,005)		5,960
LIABILITIES, NET OF OTHER ASSETS—(0.07)%		(4)

TOTAL NET ASSETS—100.00%		$5,956

Percentages are stated as a percent of net assets.

A	ADR—American Depositary Receipt.
B	Non-income producing security.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $3,954 or 66% of Net Assets.
D	Par value represents units rather than shares.
E	PCL—Public Company Limited (Thailand).

Futures Contracts Open on October 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets December Futures	Long	6	December, 2014	$304	$(9)

				$304	$(9)

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND

October 31, 2014 (Unaudited)

		Par AmountF	Fair Value
		(000’s)	(000’s)
Argentina—1.70%
Foreign Government Obligations—1.70%
Argentina Bonar Bonds, 7.00%, Due 4/17/2017		$500	$444
Provincia de Buenos Aires, 10.875%, Due 1/26/2021A		350	316
Republic of Argentina, 8.75%, Due 5/7/2024		550	517

Total Argentina (Cost $1,245)			1,277

Armenia—2.63% (Cost $1,977)
Foreign Government Obligations—2.63%
Republic of Armenia, 6.00%, Due 9/30/2020A		1,900	1,986

Bangladesh—4.33% (Cost $3,195)
Structured Notes—4.33%
Bangladesh Treasury Bond (Issuer Standard Chartered Bank), 11.23%, Due 1/22/2019B	BDT	3,050	3,272

Belize—0.51% (Cost $358)
Foreign Government Obligations—0.51%
Republic of Beliz, 6.767%, Due 2/20/2038A B C		507	383

Bosnia and Herzegovina—0.78%
Foreign Government Obligations—0.78%
Bosnia & Herzegovina Government Bond,
1.095%, Due 12/11/2017B	EUR	860	255
1.125%, Due 12/11/2021B D	EUR	625	334

Total Bosnia and Herzegovina (Cost $880)			589

Brazil—1.79% (Cost $1,423)
Foreign Government Obligations—1.79%
Nota Do Tesouro Nacional, 10.00%, Due 1/1/2025	BRL	3,650	1,352

Costa Rica—4.26%
Foreign Government Obligations—4.24%
Republic of Costa Rica,
11.13%, Due 3/28/2018	CRC	200,000	396
9.20%, Due 3/27/2019	CRC	1,300,000	2,391
11.50%, Due 12/21/2022A	CRC	210,000	413

Total Costa Rica (Cost $3,229)			3,200

		Par AmountF	Fair Value
		(000’s)	(000’s)
Dominican Republic—4.39%
Foreign Government Obligations—4.39%
Dominican Republic,
15.95%, Due 6/4/2021A	DOP	$21,500	$609
16.95%, Due 2/4/2022	DOP	28,000	836
11.50%, Due 5/10/2024A	DOP	80,000	1,863

Total Dominican Republic (Cost $3,408)			3,308

Ecuador—2.49%
Foreign Government Obligations—2.49%
Republic of Ecuador,
9.375%, Due 12/15/2015A		300	312
7.95%, Due 6/20/2024A		1,500	1,571

Total Ecuador (Cost $1,906)			1,883

Egypt—1.89% (Cost $1,347)
Foreign Government Obligations—1.89%
Arab Republic of Egypt, 6.875%, Due 4/30/2040A		1,400	1,425

Gabon—2.53% (Cost $1,915)
Foreign Government Obligations—2.53%
Gabonese Republic, 6.375%, Due 12/12/2024A		1,800	1,908

Georgia—1.20% (Cost $899)
Foreign Government Obligations—1.20%
Republic of Georgia, 6.875%, Due 4/12/2021A		800	902

Ghana—4.10%
Foreign Government Obligations—4.10%
Ghana Government Bond,
16.90%, Due 3/7/2016	GHS	200	58
26.00%, Due 6/5/2017	GHS	3,700	1,224
Republic of Ghana,
7.875%, Due 8/7/2023A		1,500	1,510
8.125%, Due 1/18/2026		300	302

Total Ghana (Cost $3,134)			3,094

Honduras—1.14% (Cost $810)
Foreign Government Obligations—1.14%
Honduras Government Bond, 7.50%, Due 3/15/2024A		800	862

Ivory Coast—4.11% (Cost $3,053)
Foreign Government Obligations—4.11%
Ivory Coast Government Bond, 7.774%, Due 12/31/2032A		3,200	3,088

		Par AmountF	Fair Value
		(000’s)	(000’s)
Kenya—4.16%
Foreign Government Obligations—4.16%
Kenya Infrastructure Bond,
12.00%, Due 9/18/2023	KES	$102,500	$1,177
11.00%, Due 9/15/2025	KES	176,000	1,963

Total Kenya (Cost $3,226)			3,140

Mongolia—2.01% (Cost $1,497)
Foreign Government Obligations—2.01%
Mongolia International Bond, 5.125%, Due 12/5/2022A		1,700	1,513

Mozambique—3.32% (Cost $2,482)
Foreign Government Obligations—3.31%
Moz Ematum Finance, 6.305%, Due 9/11/2020A		2,500	2,496

Netherlands—6.29%
Structured Notes—6.29%
Angola Ministry of Finance (Issuer Frontera Capital BV), 6.57%, Due 12/31/2023		3,000	3,170
Mongolia Ministry of Finance (Issuer ING Bank NV), 13.175%, Due 3/25/2017		1,700	1,568

Total Netherlands (Cost $4,757)			4,738

Nicaragua—0.86% (Cost $656)
Foreign Government Obligations—0.86%
Republic of Nicaragua, 5.00%, Due 2/1/2019		690	648

Nigeria—3.99%
Foreign Government Obligations—3.99%
Nigeria Government Bond,
13.05%, Due 8/16/2016	NGN	220,000	1,347
15.10%, Due 4/27/2017	NGN	260,000	1,659

Total Nigeria (Cost $3,044)			3,006

Pakistan—3.31%
Foreign Government Obligations—3.32%
Islamic Republic of Pakistan,
7.25%, Due 4/15/2019A		1,150	1,187
8.25%, Due 4/15/2024		1,000	1,043
7.875%, Due 3/31/2036A		300	270

Total Pakistan (Cost $2,511)			2,500

Rwanda—3.85% (Cost $2,866)
Foreign Government Obligations—3.86%
Republic of Rwanda, 6.625%, Due 5/2/2023A		2,800	2,898

		Par AmountF	Fair Value
		(000’s)	(000’s)
Senegal—1.96% (Cost $1,513)
Foreign Government Obligations—1.97%
Republic of Senegal, 6.25%, Due 7/30/2024A		$1,500	$1,481

Serbia—4.14%
Foreign Government Obligations—4.14%
Serbia Treasury Bonds,
10.00%, Due 10/17/2016	RSD	155,000	1,645
10.00%, Due 5/8/2017	RSD	140,000	1,474

Total Serbia (Cost $3,395)			3,119

Seychelles—0.90% (Cost $636)
Foreign Government Obligations—0.90%
Republic of Seychelles, 5.00%, Due 1/1/2026A B C		700	680

Sri Lanka—4.08%
Foreign Government Obligations—4.08%
Sri Lanka Government Bond,
7.50%, Due 8/15/2018	LKR	200,000	1,553
10.60%, Due 7/1/2019	LKR	175,000	1,524

Total Sri Lanka (Cost $3,008)			3,077

Supranational—0.91% (Cost $725)
Foreign Government Obligations—0.91%
International Bank for Reconstruction and Development, Inflation Indexed, 3.40%, Due 4/15/2017E	UYU	16,375	689

Turkey—0.43% (Cost $314)
Foreign Government Obligations—0.43%
Turkey Government Bond, 10.70%, Due 2/24/2016	TRY	700	324

Uganda—4.19%
Foreign Government Obligations—4.19%
Uganda Government Bond,
13.375%, Due 2/25/2016	UGX	1,000,000	370
12.875%, Due 5/19/2016	UGX	2,750,000	1,003
10.75%, Due 9/8/2016	UGX	3,700,000	1,304
14.125%, Due 12/1/2016	UGX	1,300,000	484

Total Uganda (Cost $3,311)			3,161

Uruguay—2.11% (Cost $1,668)
Foreign Government Obligations—2.11%
Uruguay Government International Bond, Inflation Indexed, 5.00%, Due 9/14/2018E	UYU	36,214	1,594

		Par AmountF	Fair Value
		(000’s)	(000’s)
Venezuela—2.80%
Foreign Government Obligations—2.80%
Republic of Venezuela,
7.75%, Due 10/13/2019		$500	$324
9.00%, Due 5/7/2023		2,775	1,783

Total Venezuela (Cost $2,592)			2,107

Vietnam—1.62% (Cost $1,143)
Structured Notes—1.62%
Vietnam Government Bond (Issuer Citigroup, Inc.), 8.075%, Due 3/5/2016A		1,100	1,218

Zambia—4.92%
Foreign Sovereign—4.92%
Zambia Government Bond,
10.00%, Due 2/16/2017	ZMW	5,500	766
11.00%, Due 9/2/2019	ZMW	4,800	582
Zambia Treasury Bill,
2.701%, Due 4/6/2015	ZMW	7,000	1,031
2.187%, Due 9/7/2015	ZMW	9,500	1,329

			3,708

Total Zambia (Cost $3,691)

		Shares
SHORT-TERM INVESTMENTS—3.06% (Cost $2,304)
Short-Term Investments—3.06%
JPMorgan U.S. Government Money Market Fund, Capital Class		2,303,867	2,304

			72,930
TOTAL INVESTMENTS—96.76% (Cost $74,118)			2,446

OTHER ASSETS, NET OF LIABILITIES—3.24%			$75,376

TOTAL NET ASSETS—100.00%

Percentages are stated as a percent of net assets.

A	Reg S—Security purchased under the Secrities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C	Step Up/Down—A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
E	Inflation-Indexed Note.
F	In U.S. Dollars unless otherwise noted.

AMERICAN BEACON SGA GLOBAL GROWTH FUND

October 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Argentina—1.90%
Common Stocks—(Cost $85)
MercadoLibre, Inc.,	870	$118

Brazil—1.77%
Common Stocks—(Cost $113)
AMBEV S.A. ADR,A	16,445	110

Denmark—3.24%
Common Stocks—(Cost $164)
Novo Nordisk A.S., Class BB	4,455	201

France—7.13%
Common Stocks—(Cost $473)
Danone S.A.B	3,439	234
SanofiB	2,250	208

Total France		442

Germany—3.95%
Common Stocks—(Cost $255)
SAP AG, Sponsored ADR,A	3,593	245

Hong Kong/China—10.00%
Common Stocks—(Cost $580)
AIA Group Ltd.B	39,340	220
Ping An Insurance Group Co., HB	14,690	120
Shandong Weigao Group Medical Co., Ltd. HB	159,577	161
Tencent Holdings Ltd.B	7,470	119

Total Hong Kong/China		620

Ireland—2.92%
Common Stocks—(Cost $169)
Perrigo Co. PLC,C	1,120	181

Mexico—1.86%
Common Stocks—(Cost $120)
Fomento Economico Mexicano, S.A.B. de C.V. ADR, Series BA	1,195	115

Netherlands—2.23%
Common Stocks—(Cost $154)
Core Laboratories N.V.,	990	138

	Shares	Fair Value
		(000’s)
Sweden—1.95%
Common Stocks—(Cost $158)
Elekta A.B., Class BB	11,825	$121

Switzerland—3.66%
Common Stocks—(Cost $208)
Nestle S.A.,B	3,100	227

United Kingdom—6.31%
Common Stocks—(Cost $388)
Aon PLCC	2,460	211
ARM Holdings PLCB C	12,685	180

Total United Kingdom		391

United States—46.48%
Common Stocks—(Cost $2,349)
Amazon.com, Inc.D	448	137
Amgen, Inc.	1,380	224
Colgate-Palmolive Co.	3,256	218
Equinix, Inc.	730	152
Fastenal Co.	2,650	117
Google, Inc., Class CD	420	236
LinkedIn Corp., Class AD	430	98
Lowe’s Cos., Inc.	4,697	269
Monsanto Co.	1,460	168
priceline.com, Inc.D	130	157
Qualcomm, Inc.	1,606	126
Salesforce.com, Inc.D	2,100	134
Schlumberger Ltd.	2,385	235
Starbucks Corp.	1,880	142
State Street Corp.	3,022	228
Visa, Inc., Class A	995	240

Total United States		2,881

SHORT-TERM INVESTMENTS—4.97% (Cost $308)
JPMorgan U.S. Government Money Market Fund, Capital Class	308,266	308

TOTAL INVESTMENTS —98.37% (Cost $5,524)		6,098
OTHER ASSETS, NET OF LIABILITIES—1.63%		101

TOTAL NET ASSETS—100.00%		$6,199

Percentages are stated as a percent of net assets.

A	ADR—American Depositary Receipt.

B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,791 or 29% of Net Assets.
C	PLC—Public Limited Company.
D	Non-income producing security.

Futures Contracts Open on October 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets December Futures	Long	1	December, 2014	$51	$(2)
Mini MSCI EAFE December Futures	Long	1	December, 2014	92	(3)
S&P 500 EMINI December Futures	Long	2	December, 2014	201	3

				$344	$(2)

AMERICAN BEACON FUNDS SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3	—	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended October 31, 2014, the Acadian Emerging Markets Managed Volatility Fund transferred securities with the market value of $6,997,248 from Level 1 to Level 2 and the SGA Global Growth Fund transferred securities with the market value of $1,171,566 from Level 1 to Level 2. As of October 31, 2014, the investments were classified as described below (in thousands):

Acadian Emerging Markets Managed Volatility Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$7,090	$16,098	$—	$23,188
Foreign Preferred Stock	372	80	—	452
Short-Term Investments – Money Market Funds	674	—	—	674

Total Investments in Securities	$8,136	$16,178	$—	$24,314

Financial Derivative Instruments-Assets[2]
Equity Contracts	$9	$—	$—	$9

Crescent Short Duration High Income Fund[1]	Level 1	Level 2	Level 3	Total
Bank Loan Obligations	$—	$12,591	$—	$12,591
Corporate Obligations	—	21,621	—	21,621
Short-Term Investments – Money Market Funds	4,346	—	—	4,346

Total Investments in Securities	$4,346	$34,212	$—	$38,558

Earnest Partners Emerging Markets Equity Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Preferred Stock	$154	$—	$—	$154
Foreign Common Stock	1,552	3,954	—	5,506
Short-Term Investments – Money Market Funds	300	—	—	300

Total Investments in Securities	$2,006	$3,954	$—	$5,960

Financial Derivative Instruments-Liabilities[2]
Equity Contracts	$(9)	$—	$—	$(9)

Global Evolution Frontier Markets Income Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Government Obligations	$—	$61,398	$—	$61,398
Structured Notes	—	9,228	—	9,228
Short-Term Investments – Money Market Funds	2,304	—	—	2,304

Total Investments in Securities	$2,304	$70,626	$—	$72,930

Financial Derivative Instruments-Assets[2]
Forward Currency Contracts	$53	$—	$—	$53

SGA Global Growth Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$1,119	$1,790	$—	$2,909
Domestic Common Stock	2,881	—	—	2,881
Short-Term Investments – Money Market Funds	308	—	—	308

Total Investments in Securities	$4,308	$1,790	$—	$6,098

Financial Derivative Instruments- Assets [2]
Equity Contracts	$3	$—	$—	$3
Financial Derivative Instruments- Liabilities [2]
Equity Contracts	$(5)	$—	$—	$(5)

[1]	Refer to the schedules of investments for country information.
[2]	Financial derivative instruments include open futures contracts.

Securities and Other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Inflation Protected Securities

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Payment In-Kind Securities

The Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended October 31, 2014 the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits. The tax years for the periods ended September 30, 2011, 2012 and 2013 for the SGA Fund and the period ended January 31, 2014 for Acadian, Earnest Partners, and SGA Funds, respectively, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of October 31, 2014, the Funds’ cost of investments for federal income tax purposes were as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Earnest Partners Emerging Markets Equity Fund	$6,080	$330	$(450)	$(120)
Acadian Emerging Markets Managed Volatility Fund	23,039	2,169	(894)	1,275
SGA Global Growth Fund	5,531	730	(164)	566
Crescent Short Duration High Income Fund	34,189	212	(190)	22
Global Evolution Frontier Markets Income Fund	74,117	715	(1,658)	(943)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: December 30, 2014

By:	/s/ Melinda G. Heika
Melinda G. Heika Chief Financial Officer and Treasurer

Date: December 30, 2014